Reinsurance - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effects of Reinsurance [Line Items]
Maximum percentage of mortality risk ceded		90.00%	90.00%
Maximum coverage per life before ceded	250,000	2,000,000	2,000,000
Reinsurance recoverables		$ 259,733,000	$ 279,220,000
Interest credited to contract holder funds ceded		5,468,000	6,032,000	6,855,000
Gross life insurance in force		37,835,153,000	36,532,268,000	35,166,813,000
Life insurance in force ceded to affiliated reinsurers		535,300,000
Life insurance in force ceded to unaffiliated reinsurers		9,770,000,000
Allstate Life Insurance Company
Effects of Reinsurance [Line Items]
Ceded premium related to structured settlement annuities		3,500,000	3,500,000	3,500,000
Prudential
Effects of Reinsurance [Line Items]
Reinsurance recoverables		203,300,000	224,500,000
Premiums and contract charges ceded		9,000,000	8,400,000	11,400,000
Contract benefits ceded		11,000,000	1,900,000	5,400,000
Interest credited to contract holder funds ceded		5,500,000	6,000,000	6,800,000
Operating costs and expenses ceded		1,500,000	1,400,000	1,700,000
Triton Insurance Company
Effects of Reinsurance [Line Items]
Reinsurance recoverables		$ 228,000	$ 325,000